united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Timothy Burdick Ultimus Fund Solutions, LLC.
4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	7/31

Date of reporting period:	1/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Tactical Dividend and Momentum Fund

Class A (HTDAX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.73%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$92,687,455
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$447,304
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Collateral for Securities Loaned	2.5%
Energy	3.1%
Consumer Staples	5.5%
Industrial	8.3%
Communication Services	9.6%
Health Care	10.5%
Consumer Discretionary	11.2%
Financial	13.9%
Technology	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	19.6%
Financial Select Sector SPDR Fund	13.9%
Consumer Discretionary Select Sector SPDR Fund	11.2%
Technology Select Sector SPDR Fund	11.0%
Health Care Select Sector SPDR Fund	10.5%
Communication Services Select Sector SPDR Fund	9.6%
Industrial Select Sector SPDR Fund	8.3%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%
Dreyfus Government Cash Management Fund, Institutional Class	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, which is available at www.hanlon.funds or by calling 1-844-828-3212.

Change in Investment Adviser: Effective December 6, 2024 (the "Closing Date"), the equity ownership of Hanlon Investment Management, Inc. ("Hanlon") was involved in a restructuring with VestGen Investment Management, LLC ("VestGen") that was deemed to be a change in control under the 1940 Act (the "Transaction"), effective as of the closing time of the Transaction (the "Closing Time") on the Closing Date. Effective as of the Closing Date, the investment advisory agreement between Hanlon and the Trust with respect to the Fund prior to the Closing Time (the "Prior Advisory Agreement") was terminated. As a result, the Board approved a new investment advisory agreement with respect to the Fund with VestGen (the "New Advisory Agreement") with substantially the same terms as the Prior Advisory Agreement, including the compensation to be paid to the adviser. The New Advisory Agreement will be submitted to the Fund's shareholders for approval at a forthcoming special meeting of the Fund's shareholders. A proxy statement regarding this special meeting was filed by the Fund on March 25, 2025, and sent out to shareholders on or about March 26, 2025.

Pending shareholder approval of the New Advisory Agreement, VestGen has acted and will act as the investment adviser to the Fund pursuant to an interim advisory agreement (the "Interim Advisory Agreement") between the Two Roads Shared Trust (the "Trust") and VestGen pursuant to Rule 15a-4 under the 1940 Act, which was approved by the board of trustees of the Trust (the "Board") (comprised solely of trustees who are not "interested persons" of the Trust as defined by the 1940 Act). The Interim Advisory Agreement took effect on the Closing Date, and will terminate upon the first to occur of the approval of the New Advisory Agreement by the Fund's shareholders or 150 days after the Closing Date, unless sooner terminated by the Board or VestGen.

The Transaction did not result in any change in the portfolio management of the Fund or in the Fund's investment objective or principal investment strategies.

Change in Fund Expenses: Prior to November 30, 2024, Hanlon contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), to ensure that total annual operating expenses of the Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) would not exceed 1.70%, 2.45%, 1.45% and 1.85% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R shares, respectively. Effective December 1, 2024, the Waiver Agreement was not renewed and, therefore, the fee waiver and/or reimbursement arrangement under that agreement was no longer in effect on and after that date.

Tactical Dividend and Momentum Fund - Class A (HTDAX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.hanlonfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-HTDAX

Tactical Dividend and Momentum Fund

Class C (HTDCX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	2.48%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$92,687,455
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$447,304
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Collateral for Securities Loaned	2.5%
Energy	3.1%
Consumer Staples	5.5%
Industrial	8.3%
Communication Services	9.6%
Health Care	10.5%
Consumer Discretionary	11.2%
Financial	13.9%
Technology	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	19.6%
Financial Select Sector SPDR Fund	13.9%
Consumer Discretionary Select Sector SPDR Fund	11.2%
Technology Select Sector SPDR Fund	11.0%
Health Care Select Sector SPDR Fund	10.5%
Communication Services Select Sector SPDR Fund	9.6%
Industrial Select Sector SPDR Fund	8.3%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%
Dreyfus Government Cash Management Fund, Institutional Class	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, which is available at www.hanlon.funds or by calling 1-844-828-3212.

Change in Investment Adviser: Effective December 6, 2024 (the "Closing Date"), the equity ownership of Hanlon Investment Management, Inc. ("Hanlon") was involved in a restructuring with VestGen Investment Management, LLC ("VestGen") that was deemed to be a change in control under the 1940 Act (the "Transaction"), effective as of the closing time of the Transaction (the "Closing Time") on the Closing Date. Effective as of the Closing Date, the investment advisory agreement between Hanlon and the Trust with respect to the Fund prior to the Closing Time (the "Prior Advisory Agreement") was terminated. As a result, the Board approved a new investment advisory agreement with respect to the Fund with VestGen (the "New Advisory Agreement") with substantially the same terms as the Prior Advisory Agreement, including the compensation to be paid to the adviser. The New Advisory Agreement will be submitted to the Fund's shareholders for approval at a forthcoming special meeting of the Fund's shareholders. A proxy statement regarding this special meeting was filed by the Fund on March 25, 2025, and sent out to shareholders on or about March 26, 2025.

Pending shareholder approval of the New Advisory Agreement, VestGen has acted and will act as the investment adviser to the Fund pursuant to an interim advisory agreement (the "Interim Advisory Agreement") between the Two Roads Shared Trust (the "Trust") and VestGen pursuant to Rule 15a-4 under the 1940 Act, which was approved by the board of trustees of the Trust (the "Board") (comprised solely of trustees who are not "interested persons" of the Trust as defined by the 1940 Act). The Interim Advisory Agreement took effect on the Closing Date, and will terminate upon the first to occur of the approval of the New Advisory Agreement by the Fund's shareholders or 150 days after the Closing Date, unless sooner terminated by the Board or VestGen.

The Transaction did not result in any change in the portfolio management of the Fund or in the Fund's investment objective or principal investment strategies.

Change in Fund Expenses: Prior to November 30, 2024, Hanlon contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), to ensure that total annual operating expenses of the Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) would not exceed 1.70%, 2.45%, 1.45% and 1.85% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R shares, respectively. Effective December 1, 2024, the Waiver Agreement was not renewed and, therefore, the fee waiver and/or reimbursement arrangement under that agreement was no longer in effect on and after that date.

Tactical Dividend and Momentum Fund - Class C (HTDCX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.hanlonfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-HTDCX

Tactical Dividend and Momentum Fund

Class I (HTDIX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.48%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$92,687,455
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$447,304
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Collateral for Securities Loaned	2.5%
Energy	3.1%
Consumer Staples	5.5%
Industrial	8.3%
Communication Services	9.6%
Health Care	10.5%
Consumer Discretionary	11.2%
Financial	13.9%
Technology	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	19.6%
Financial Select Sector SPDR Fund	13.9%
Consumer Discretionary Select Sector SPDR Fund	11.2%
Technology Select Sector SPDR Fund	11.0%
Health Care Select Sector SPDR Fund	10.5%
Communication Services Select Sector SPDR Fund	9.6%
Industrial Select Sector SPDR Fund	8.3%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%
Dreyfus Government Cash Management Fund, Institutional Class	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, which is available at www.hanlon.funds or by calling 1-844-828-3212.

Change in Investment Adviser: Effective December 6, 2024 (the "Closing Date"), the equity ownership of Hanlon Investment Management, Inc. ("Hanlon") was involved in a restructuring with VestGen Investment Management, LLC ("VestGen") that was deemed to be a change in control under the 1940 Act (the "Transaction"), effective as of the closing time of the Transaction (the "Closing Time") on the Closing Date. Effective as of the Closing Date, the investment advisory agreement between Hanlon and the Trust with respect to the Fund prior to the Closing Time (the "Prior Advisory Agreement") was terminated. As a result, the Board approved a new investment advisory agreement with respect to the Fund with VestGen (the "New Advisory Agreement") with substantially the same terms as the Prior Advisory Agreement, including the compensation to be paid to the adviser. The New Advisory Agreement will be submitted to the Fund's shareholders for approval at a forthcoming special meeting of the Fund's shareholders. A proxy statement regarding this special meeting was filed by the Fund on March 25, 2025, and sent out to shareholders on or about March 26, 2025.

Pending shareholder approval of the New Advisory Agreement, VestGen has acted and will act as the investment adviser to the Fund pursuant to an interim advisory agreement (the "Interim Advisory Agreement") between the Two Roads Shared Trust (the "Trust") and VestGen pursuant to Rule 15a-4 under the 1940 Act, which was approved by the board of trustees of the Trust (the "Board") (comprised solely of trustees who are not "interested persons" of the Trust as defined by the 1940 Act). The Interim Advisory Agreement took effect on the Closing Date, and will terminate upon the first to occur of the approval of the New Advisory Agreement by the Fund's shareholders or 150 days after the Closing Date, unless sooner terminated by the Board or VestGen.

The Transaction did not result in any change in the portfolio management of the Fund or in the Fund's investment objective or principal investment strategies.

Change in Fund Expenses: Prior to November 30, 2024, Hanlon contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), to ensure that total annual operating expenses of the Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) would not exceed 1.70%, 2.45%, 1.45% and 1.85% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R shares, respectively. Effective December 1, 2024, the Waiver Agreement was not renewed and, therefore, the fee waiver and/or reimbursement arrangement under that agreement was no longer in effect on and after that date.

Tactical Dividend and Momentum Fund - Class I (HTDIX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.hanlonfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-HTDIX

Tactical Dividend and Momentum Fund

Class R (HTDRX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$99	1.88%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$92,687,455
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$447,304
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Collateral for Securities Loaned	2.5%
Energy	3.1%
Consumer Staples	5.5%
Industrial	8.3%
Communication Services	9.6%
Health Care	10.5%
Consumer Discretionary	11.2%
Financial	13.9%
Technology	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	19.6%
Financial Select Sector SPDR Fund	13.9%
Consumer Discretionary Select Sector SPDR Fund	11.2%
Technology Select Sector SPDR Fund	11.0%
Health Care Select Sector SPDR Fund	10.5%
Communication Services Select Sector SPDR Fund	9.6%
Industrial Select Sector SPDR Fund	8.3%
Consumer Staples Select Sector SPDR Fund	5.5%
Energy Select Sector SPDR Fund	3.1%
Dreyfus Government Cash Management Fund, Institutional Class	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, which is available at www.hanlon.funds or by calling 1-844-828-3212.

Change in Investment Adviser: Effective December 6, 2024 (the "Closing Date"), the equity ownership of Hanlon Investment Management, Inc. ("Hanlon") was involved in a restructuring with VestGen Investment Management, LLC ("VestGen") that was deemed to be a change in control under the 1940 Act (the "Transaction"), effective as of the closing time of the Transaction (the "Closing Time") on the Closing Date. Effective as of the Closing Date, the investment advisory agreement between Hanlon and the Trust with respect to the Fund prior to the Closing Time (the "Prior Advisory Agreement") was terminated. As a result, the Board approved a new investment advisory agreement with respect to the Fund with VestGen (the "New Advisory Agreement") with substantially the same terms as the Prior Advisory Agreement, including the compensation to be paid to the adviser. The New Advisory Agreement will be submitted to the Fund's shareholders for approval at a forthcoming special meeting of the Fund's shareholders. A proxy statement regarding this special meeting was filed by the Fund on March 25, 2025, and sent out to shareholders on or about March 26, 2025.

Pending shareholder approval of the New Advisory Agreement, VestGen has acted and will act as the investment adviser to the Fund pursuant to an interim advisory agreement (the "Interim Advisory Agreement") between the Two Roads Shared Trust (the "Trust") and VestGen pursuant to Rule 15a-4 under the 1940 Act, which was approved by the board of trustees of the Trust (the "Board") (comprised solely of trustees who are not "interested persons" of the Trust as defined by the 1940 Act). The Interim Advisory Agreement took effect on the Closing Date, and will terminate upon the first to occur of the approval of the New Advisory Agreement by the Fund's shareholders or 150 days after the Closing Date, unless sooner terminated by the Board or VestGen.

The Transaction did not result in any change in the portfolio management of the Fund or in the Fund's investment objective or principal investment strategies.

Change in Fund Expenses: Prior to November 30, 2024, Hanlon contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), to ensure that total annual operating expenses of the Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) would not exceed 1.70%, 2.45%, 1.45% and 1.85% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R shares, respectively. Effective December 1, 2024, the Waiver Agreement was not renewed and, therefore, the fee waiver and/or reimbursement arrangement under that agreement was no longer in effect on and after that date.

Tactical Dividend and Momentum Fund - Class R (HTDRX)

Semi-Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.hanlonfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-HTDRX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Tactical Dividend and Momentum Fund
Class A HTDAX
Class C HTDCX
Class I HTDIX
Class R HTDRX

Semi-Annual Financial Statements and Additional Information
January 31, 2025

www.HanlonFunds.com
1-844-828-3212

Distributed by Foreside Financial Services, LLC
Member FINRA

The financial statements and other information contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Fund’s prospectus carefully before investing in the Fund.

TACTICAL DIVIDEND AND MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.0%
	EQUITY - 99.0%
86,834	Communication Services Select Sector SPDR Fund	$8,890,065
44,656	Consumer Discretionary Select Sector SPDR Fund	10,367,784
64,020	Consumer Staples Select Sector SPDR Fund(a)	5,056,300
33,106	Energy Select Sector SPDR Fund	2,901,410
250,558	Financial Select Sector SPDR Fund	12,896,219
66,323	Health Care Select Sector SPDR Fund	9,740,859
55,708	Industrial Select Sector SPDR Fund	7,707,202
20,252	Materials Select Sector SPDR Fund(a)	1,798,175
45,887	Real Estate Select Sector SPDR Fund(a)	1,900,640
44,090	Technology Select Sector SPDR Fund	10,176,413
27,352	Utilities Select Sector SPDR Fund(a)	2,130,174
29,442	Vanguard Information Technology ETF	18,154,231
	TOTAL EXCHANGE-TRADED FUNDS (Cost $73,660,924)	91,719,472

	SHORT-TERM INVESTMENTS — 3.7%
	COLLATERAL FOR SECURITIES LOANED - 2.5%
2,318,395	Dreyfus Government Cash Management Fund, Institutional Class, 4.21% (Cost $2,318,395)(b),(c)	2,318,395

	MONEY MARKET FUNDS - 1.2%
1,111,340	MSILF Treasury Securities Portfolio, Institutional Class, 4.21% (Cost $1,111,340)(c)	1,111,340

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,429,735)	3,429,735

	TOTAL INVESTMENTS - 102.7% (Cost $77,090,659)	$95,149,207
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%	(2,461,752)
	NET ASSETS - 100.0%	$92,687,455

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2025, was $6,819,308.

(b)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $2,318,395 at January 31, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a value of $4,756,808.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2025

Assets
Investment securities
At cost	$77,090,659
At value*	$95,149,207
Receivable for fund shares sold	31,291
Dividends and interest receivable	4,678
Prepaid expenses and other assets	23,587
Total Assets	95,208,763

Liabilities
Payable upon return of securities loaned	2,318,395
Payable for fund shares redeemed	78,894
Accrued advisory fees	78,449
Payable to Related Parties	18,884
Distribution (12b-1) fees payable	14,742
Other accrued expenses	11,944
Total Liabilities	2,521,308
Net Assets	$92,687,455

Composition of Net Assets:
Paid-in capital	$82,598,159
Accumulated earnings	10,089,296
Net Assets	$92,687,455

Net Asset Value Per Share
Class A
Net Assets	$7,503,443
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	547,690
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$13.70
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$14.54
Class C
Net Assets	$249,517
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	19,550
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share (b)	$12.76
Class I
Net Assets	$68,641,449
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,040,838
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$13.62
Class R
Net Assets	$16,293,046
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,218,459
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$13.37

*	Includes fair value of securities loaned in amount of $6,819,308.

(a)	For investments in Class A shares of $1 million or more, there is a deferred sales charge of 1.00% of the original purchase price on redemptions made within one year.

(b)	Class C shares sold within one year of purchase are subject to a contingent deferred sales charge of 1.00% of the original purchase price.

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2025

Investment Income
Dividend income	$644,530
Interest income	28,368
Income from securities loaned	9,765
Total investment income	682,663

Expenses
Investment advisory fees	467,890
Distribution (12b-1) fees:
Class A	8,808
Class C	1,215
Class R	33,978
Administration fees	50,404
Third party administrative service fees	46,789
Registration and filing fees	30,237
Transfer agent fees	28,221
Fund accounting fees	24,181
Legal fees	15,009
Compliance officer fees	12,095
Custody fees	9,805
Audit fees	8,568
Trustees’ fees	7,560
Printing expense	5,177
Insurance expense	2,602
Other expenses	2,521
Total expenses	755,060
Less: Fees waived/expenses reimbursed by the Fund’s Investment adviser	(20,586)
Net Expenses	734,474
Net Investment Loss	(51,811)

Net Realized and Change in Unrealized Gain on Investments

Net realized gain on:
Investments	1,619,215

Net change in unrealized appreciation on:
Investments	6,268,374

Net Realized and Unrealized Gain on Investments	7,887,589
Net Increase in Net Assets Resulting From Operations	$7,835,778

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended January	Year Ended
	31, 2025	July 31, 2024
	(Unaudited)
Operations
Net investment income (loss)	$(51,811)	$1,145,992
Net realized gain from investment transactions	1,619,215	7,560,309
Net change in unrealized gain of investment transactions	6,268,374	2,741,254
Net Increase in Net Assets Resulting From Operations	7,835,778	11,447,555

Distributions to Shareholders
Distributions paid:
Class A	—	(102,816)
Class C	—	(2,535)
Class I	—	(1,299,605)
Class R	—	(231,558)
Net Decrease in Net Assets from Distributions to Shareholders	—	(1,636,514)

Shares of Beneficial Interest
Proceeds from shares sold:
Class A	514,155	382,289
Class C	660	3,820
Class I	2,748,416	3,541,789
Class R	749,541	1,767,691
Reinvestment of distributions:
Class A	—	101,945
Class C	—	2,270
Class I	—	80,441
Class R	—	231,558
Cost of shares redeemed:
Class A	(132,810)	(1,314,606)
Class C	(4,661)	(40,222)
Class I	(7,541,959)	(28,457,149)
Class R	(2,521,639)	(2,808,308)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(6,188,297)	(26,508,482)

Net Increase (Decrease) in Net Assets	1,647,481	(16,697,441)

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND (Continued)
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended January	Year Ended
	31, 2025	July 31, 2024
	(Unaudited)
Net Assets
Beginning of period	91,039,974	107,737,415
End of period	$92,687,455	$91,039,974

Share Activity:
Class A:
Shares Sold	38,529	32,668
Shares Reinvested	—	9,192
Shares Redeemed	(9,876)	(118,026)
Net Increase (Decrease) in Total Shares Outstanding	28,653	(76,166)

Class C:
Shares Sold	53	356
Shares Reinvested	—	218
Shares Redeemed	(390)	(3,412)
Net Decrease in Total Shares Outstanding	(337)	(2,838)

Class I:
Shares Sold	207,638	308,721
Shares Reinvested	—	7,313
Shares Redeemed	(575,354)	(2,548,062)
Net Decrease in Total Shares Outstanding	(367,716)	(2,232,028)

Class R:
Shares Sold	57,538	158,987
Shares Reinvested	—	21,342
Shares Redeemed	(192,468)	(252,822)
Net Decrease in Total Shares Outstanding	(134,930)	(72,493)

The accompanying notes are an integral part of these financial statements.

Tactical Dividend And Momentum Fund – Class A
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year		Year		Year
	January 31,		Ended	Ended	Ended		Ended		Ended
	2025		July 31,	July 31,	July 31,		July 31,		July 31,
	(Unaudited)		2024	2023	2022		2021		2020

Net asset value, beginning of period	$12.59		$11.23	$11.31	$13.57		$10.54		$10.87

Investment operations:
Net investment income (loss) (a)	(0.02)		0.12	0.09	(0.09)		(0.04)		(0.01	) (b)
Net realized and unrealized gain (loss) on investments	1.13		1.43	(0.17)	(0.48)		3.07		(0.27)
Total from investment operations	1.11		1.55	(0.08)	(0.57)		3.03		(0.28)

Less distributions to shareholders from:
Net investment income	—		(0.19)	—	—		—		(0.04)
Net realized gains	—		—	—	(1.69)		—		—
Return of capital	—		—	—	—		—		(0.01)
Total distributions	—		(0.19)	—	(1.69)		—		(0.05)

Net asset value, end of period	$13.70		$12.59	$11.23	$11.31		$13.57		$10.54

Total Return(c)	8.82	% (e)	13.99%	(0.71)%	(4.89	)% (d)	28.75	% (d)	(2.63)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$7,503		$6,537	$6,682	$7,229		$6,928		$8,669
Ratio of expenses to:
average net assets, before reimbursement(g)	1.77	% (f)	1.77%	1.70%	1.56%		1.68%		1.66%
average net assets, net of reimbursement(g)	1.73	% (f)(i)	1.70%	1.70%	1.56%		1.68%		1.66%
Ratio of net investment income (loss) to average net assets (g)(h)	(0.26	)% (f)	1.04%	0.86%	(0.72)%		(0.30)%		(0.11)%
Portfolio turnover rate	3	% (e)	226%	385%	406%		64%		293%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Annualized.

(g)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(i)	Effective December 1, 2024, the operating expense limitation was eliminated.

The accompanying notes are an integral part of these financial statements.

Tactical Dividend And Momentum Fund – Class C
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year		Year		Year
	January 31,		Ended	Ended	Ended		Ended		Ended
	2025		July 31,	July 31,	July 31,		July 31,		July 31,
	(Unaudited)		2024	2023	2022		2021		2020

Net asset value, beginning of period	$11.78		$10.51	$10.67	$12.99		$10.17		$10.53

Investment operations:
Net investment income (loss) (a)	(0.06)		0.02	0.01	(0.18)		(0.12)		(0.09	) (b)
Net realized and unrealized gain (loss) on investments	1.04		1.36	(0.17)	(0.45)		2.94		(0.27)
Total from investment operations	0.98		1.38	(0.16)	(0.63)		2.82		(0.36)

Less distributions to shareholders from:
Net investment income	—		(0.11)	—	—		—		—
Net realized gains	—		—	—	(1.69)		—		—
Total distributions	—		(0.11)	—	(1.69)		—		—

Net asset value, end of period	$12.76		$11.78	$10.51	$10.67		$12.99		$10.17

Total Return(c)	8.32	% (e)	13.28%	(1.50)%	(5.62	)% (d)	27.73	% (d)	(3.42)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$250		$234	$239	$314		$345		$1,087
Ratio of expenses to:
average net assets, before reimbursement(g)	2.52	% (f)	2.52%	2.45%	2.32%		2.43%		2.41%
average net assets, net of reimbursement(g)	2.48	% (f)(i)	2.45%	2.45%	2.32%		2.43%		2.41%
Ratio of net investment income (loss) to average net assets (g)(h)	(1.01	)% (f)	0.19%	0.14%	(1.52)%		(1.05)%		(0.88)%
Portfolio turnover rate	3	% (e)	226%	385%	406%		64%		293%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Annualized.

(g)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(i)	Effective December 1, 2024, the operating expense limitation was eliminated.

The accompanying notes are an integral part of these financial statements.

Tactical Dividend And Momentum Fund – Class I
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2025		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$12.50		$11.15	$11.20	$13.43	$10.40	$10.74

Investment operations:
Net investment income (loss) (a)	—	(b)	0.15	0.12	(0.07)	— (b)	0.01
Net realized and unrealized gain (loss) on investments	1.12		1.42	(0.17)	(0.47)	3.03	(0.27)
Total from investment operations	1.12		1.57	(0.05)	(0.54)	3.03	(0.26)

Less distributions to shareholders from:
Net investment income	—		(0.22)	—	—	—	(0.07)
Net realized gains	—		—	—	(1.69)	—	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions	—		(0.22)	—	(1.69)	—	(0.08)

Net asset value, end of period	$13.62		$12.50	$11.15	$11.20	$13.43	$10.40

Total Return(c)	8.96	% (d)	14.30%	(0.45)%	4.70%	29.13%	(2.50)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$68,641		$67,619	$85,173	$100,451	$64,338	$75,871
Ratio of expenses to:
average net assets, before reimbursement(f)	1.52	% (e)	1.52%	1.45%	1.40%	1.43%	1.41%
average net assets, net of reimbursement(f)	1.48	% (e)(h)	1.45%	1.45%	1.40%	1.43%	1.41%
Ratio of net investment income (loss) to average net assets (f)(g)	(0.02	)% (e)	1.36%	1.11%	(0.56)%	(0.03)%	0.13%
Portfolio turnover rate	3	% (d)	226%	385%	406%	64%	293%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(d)	Not annualized.

(e)	Annualized.

(f)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Effective December 1, 2024, the operating expense limitation was eliminated.

The accompanying notes are an integral part of these financial statements.

Tactical Dividend And Momentum Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2025		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$12.30		$10.97	$11.07	$13.33	$10.37	$10.70

Investment operations:
Net investment income (loss) (a)	(0.03)		0.09	0.07	(0.11)	(0.05)	(0.03	) (b)
Net realized and unrealized gain (loss) on investments	1.10		1.41	(0.17)	(0.46)	3.01	(0.27)
Total from investment operations	1.07		1.50	(0.10)	(0.57)	2.96	(0.30)

Less distributions to shareholders from:
Net investment income	—		(0.17)	—	—	—	(0.02)
Net realized gains	—		—	—	(1.69)	—	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions	—		(0.17)	—	(1.69)	—	(0.03)

Net asset value, end of period	$13.37		$12.30	$10.97	$11.07	$13.33	$10.37

Total Return(c)	8.70	% (d)	13.88%	(0.90)%	(4.98)%	28.54%	(2.81)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$16,293		$16,650	$15,643	$19,070	$16,898	$16,931
Ratio of expenses to:
average net assets, before reimbursement(f)	1.92	% (e)	1.92%	1.85%	1.72%	1.83%	1.81%
average net assets, net of reimbursement(f)	1.88	% (e)(h)	1.85%	1.85%	1.72%	1.83%	1.81%
Ratio of net investment income (loss) to average net assets (f)(g)	(0.42	)% (e)	0.81%	0.70%	(0.90)%	(0.43)%	(0.26)%
Portfolio turnover rate	3	% (d)	226%	385%	406%	64%	293%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(d)	Not annualized.

(e)	Annualized.

(f)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Effective December 1, 2024, the operating expense limitation was eliminated.

The accompanying notes are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2025

1.	ORGANIZATION

The Tactical Dividend and Momentum Fund (formerly, Hanlon Tactical Dividend and Momentum Fund) (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 9, 2015. The investment objective of the Fund is to provide capital appreciation and current income, and the Fund is diversified. The Tactical Dividend and Momentum Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund offers Class A, Class C, Class I and Class R shares. Class A shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of the Fund are offered at net asset value. There is a 1.00% contingent deferred sales charge (“CDSC”) on Class A shares for investments of $1 million or more on shares sold within 1-year of purchase, unless you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. Class C shares of the Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has appointed execution of these procedures to the Fund’s investment adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed- end investment companies and exchange-traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	91,719,472	—	—	91,719,472
Collateral For Securities Loaned	2,318,395	—	—	2,318,395
Money Market Fund	1,111,340	—	—	1,111,340
Total	$95,149,207	$—	$—	$95,149,207

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2022-2024, or expected to be taken in the Fund’s July 31, 2025, tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments expose the Fund to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with the Fund’s investments. These risks include but are not limited to cash positions risk, cybersecurity risk, equity risk, fixed income securities risk, focus risk, healthcare sector risk, high yield risk, information technology sector risk, investment companies risk, issuer-specific risk, large capitalization risk, liquidity risk, management risk, market risk, market events risk, portfolio turnover risk, preferred stock risk, real estate securities risk, rules-based strategy risk, sector risk, securities lending risk, technology securities risk, underlying fund risk and volatility risk.

Equity Risk – Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

●	Dividend-Yielding Companies Risk. A company that has historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the company’s stock and lower performance of the Fund.

●	Momentum Investing Risk. An investment in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may experience greater price volatility than other equity securities, which may negatively impact the investment performance of the Fund.

Cash Positions Risk – The Fund may hold a significant position in cash, cash equivalent securities or U.S. treasury investments. When the Fund’s investment in cash, cash equivalent securities or U.S. treasury investments increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Investment Companies Risk – When the Fund invests in other investment companies, including closed- end funds or ETFs, it will bear additional expense based upon its pro rata share of the other investment company’s operating expense, including the management fees in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. In addition, the market value of shares of ETFs or exchange-traded closed-end funds may differ from their net asset value. Accordingly, there may be times when closed -end fund or ETF shares trade at a premium or discount to net asset value. For ETFs, this difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. During periods of market volatility, inverse ETFs may not perform as expected.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of the Fund’s securities on loan may be significant and may magnify the risk of such a loss of delay.

Volatility Risk – The Fund or an underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invest. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity.

Sector Risk – The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Technology Securities Risk – The Fund may invest a substantial portion of its assets directly or indirectly in securities issued by technology companies. Securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

Underlying Funds Risk – The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to their allocation of its assets among the underlying funds. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which the Fund invests.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended January 31, 2025, amounted to $2,511,071 and $9,557,399, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Effective December 6, 2024, Vestgen Investment Management, LLC (“VestGen”) began to serve as the Fund’s investment adviser. Prior to the Closing Date, Hanlon Investment Management, Inc. (“Hanlon”) served as the investment adviser to the Fund. On December 6, 2024, (the “Closing Date”), the equity ownership of Hanlon was involved in a restructuring with VestGen that was deemed to be a change in control under the 1940 Act (the “Transaction”), effective as of the closing time of the Transaction (the “Closing Time”). Effective as of the Closing Date, the investment advisory agreement between Hanlon and the Trust with respect to the Fund prior to the Closing Time (the “Prior Advisory Agreement”) was terminated. As a result, the Board approved a new investment advisory agreement with respect to the Fund with VestGen (the “New Advisory Agreement”) with substantially the same terms as the Prior Advisory Agreement, including the compensation to be paid to the adviser. The New Advisory Agreement will be submitted to the Fund’s shareholders for approval at a forthcoming special meeting of the Fund’s shareholders. A proxy statement regarding this special meeting was filed by the Fund on March 25, 2025, and sent out to shareholders on or about March 26, 2025. Pending shareholder approval of the New Advisory Agreement, VestGen has acted and will act as the investment adviser to the Fund pursuant to an interim advisory agreement (the “Interim Advisory Agreement”) between the Trust and VestGen pursuant to Rule 15a-4 under the 1940 Act, which was approved by the Board (comprised solely of trustees who are not “interested persons” of the Trust as defined by the 1940 Act). The Interim Advisory Agreement took effect on the Closing Date, and will terminate upon the first to occur of the approval of the New Advisory Agreement by the Fund’s shareholders or 150 days after the Closing Date, unless sooner terminated by the Board or VestGen. Pursuant to the Interim Advisory Agreement, Vestgen, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by Vestgen, the Fund pays Vestgen an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. Prior to the Closing Date, pursuant to the Prior Advisory Agreement, the Fund paid Hanlon an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended January 31, 2025, the Fund paid advisory fees in the amount of $467,890 of which $322,275 and $145,615 were paid to Hanlon and Vestgen, respectively.

Prior to November 30, 2024, the Hanlon has contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), to ensure that total annual operating expenses of the Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.70%, 2.45%, 1.45% and 1.85% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R shares, respectively. Effective December 1, 2024 the Waiver Agreement was not renewed and, therefore, the fee waiver and/or reimbursement arrangement under that agreement was no longer in effect on and after that date. During the six months ended January 31, 2025 Hanlon waived $20,586 in advisory fees. Previously waived fees are no longer available for recapture.

Distributor – The distributor of the Fund is Foreside Fund Services, LLC (the “Distributor”) . The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b- 1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Fund may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.40% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the six months ended January 31, 2025, the Tactical Dividend and Momentum Fund incurred distribution fees of $8,808, $1,215 and $33,978 for Class A, Class C and Class R shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the six months ended January 31, 2025, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

In addition, the following affiliated entities provide services to the Fund:

Ultimus Fund Solutions, LLC (“UFS”) - UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$77,136,520	$18,183,316	$(170,629)	$18,012,687

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the year ended July 31, 2024, is as follows:

Fiscal Year Ended
July 31, 2024
Ordinary Income	$1,636,514
Long-Term Capital Gain	—
Return of Capital	—
$1,636,514

As of July 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(125,868)	$(9,367,833)	$—	$11,747,219	$2,253,518

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $125,868.

At July 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$9,367,833	$—	$9,367,833	$268,464

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, resulted in reclassifications for the fiscal year ended July 31, 2024, as follows:

Paid
In	Distributable
Capital	Earnings
$(71,194)	$71,194

8.	SECTOR CONCENTRATION

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of January 31, 2025, the Fund had 30.6% of the value of its net assets invested within the Information Technology sector.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of January 31, 2025, Pershing LLC held 68.46% of the voting securities of the Fund for the benefit of others.

10.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized by cash and securities, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short- term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

As of January 31, 2025, the Fund had loaned securities and received collateral for the loan. The Fund received cash collateral which was invested in the Dreyfus Government Cash Management Fund as shown in the Schedule of Investments and non-cash collateral in the form of U.S. Government securities. The Fund receives compensation relating to the lending of the Fund’s securities.

The market values of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, BNY Mellon, were as follows:

Fund	Loaned Securities	Collateral	Investment Income
Tactical Dividend and Momentum Fund	$6,819,308	$7,075,203	1.43%

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025

Gross Amounts Not Offset in
			Net Amounts		the Statement of Assets and
	Gross	Gross Amounts	of Assets		Liabilities
	Amounts of	Offset in the	Presented in	Financial	Cash
	Recognized	Statement of Assets	the Statement of	Instruments	Collateral	Net Amount
Assets	Assets	and Liabilities	Assets & Liabilities	Pledged*	Pledged	of Assets
Tactical Dividend and Momentum Fund Description:
Securities Loaned	$6,819,308	$—	$6,819,308	$4,500,913	$2,318,395	$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged. Non-cash collateral included in the table aboves is not reflected in the Fund’s records as the Fund does not have control of this collateral.

The following table sets forth the remaining contractual maturity of the collateral held as of January 31, 2025:

	Remaining Contractual Maturity of the Collateral Held as of July 31, 2024
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Dreyfus Government Cash Management Fund Institutional Class	$2,318,295	$—	$—	$—	$2,318,295
U.S. Government	—	388,182	1,308	4,367,318	4,756,808
Total securities lending collateral	$2,318,295	$388,182	$1,308	$4,367,318	$7,075,103

The fair value of the securities loaned for the Fund totaled $ 6,819,308 at January 31, 2025. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $2,318,395 for the Fund at January 31, 2025. These amounts are offset by a liability recorded as “Securities lending collateral.” As of January 31, 2025, the Fund had received non-cash collateral of $4,756,808 which is not reflected in the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

As a result of the Transaction, described in more detail under Note 5, the Fund’s shareholders will have the opportunity to vote on the approval of the New Advisory Agreement between the Trust, on behalf of the Fund, and VestGen.

On March 25, 2025, the Fund filed a proxy statement (the “Proxy Statement”) which was sent to shareholders on or about March 26, 2025. The Proxy Statement is furnished in connection with the solicitation of proxies for use at a Special Meeting of the Shareholders of the Fund on April 28, 2025 at 10:00 am, Eastern Time (the “Shareholder Meeting”). Holders of shares of the Fund as of the close of business on March 24, 2025, are entitled to vote at the Shareholder Meeting.

TACTICAL DIVIDEND AND MOMENTUM FUND

ADDITIONAL INFORMATION (Unaudited)

January 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Advisory Agreement

VestGen Investment Management, LLC for the Tactical Dividend and Momentum Fund

At a meeting held on December 10, 2024 (the “December Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “New Advisory Agreement”) between VestGen Investment Management, LLC (“VestGen”), which is considered to be the successor entity of Hanlon Investment Management, Inc. (“Hanlon”)(collectively with Hanlon, the “Adviser”) and the Trust on behalf of the Tactical Dividend and Momentum Fund (the “Fund”).

At the December 2024 Meeting, the Board, each of whom is an Independent Trustee, considered the approval of the New Advisory Agreement between the Adviser and the Trust on behalf of the Fund.

With respect to the New Advisory Agreement, the Board considered: (i) the Adviser would operate as a separate subsidiary from the other entities merging into VestGen Wealth Partners Holdings, LLC (“VestGen Holdings”); (ii) a representation that, after the closing of the restructuring of the equity ownership of Hanlon (the “Transaction”), the Fund will continue to be managed and advised by the same portfolio management team; (iii) information regarding the terms of the New Advisory Agreement, including that such terms are substantially similar to those of the Prior Advisory Agreement; (iv) information confirming that the fee rate payable under the New Advisory Agreement will not increase as a result of the Transaction as compared to the rate under the original investment advisory agreement between the Trust, on behalf of the Fund, and Hanlon (the “Prior Advisory Agreement”); (v) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Fund; and (vi) that no material changes to the Adviser’s management or operation are anticipated. In addition, the Board considered the Adviser’s discussion of the potential synergies with affiliates of VestGen Holdings, including branch offices and investment advisers, and their business experience and market knowledge, and the Adviser’s representation that the Transaction has the potential to benefit the Fund in the future through increased asset growth and opportunities for additional cost efficiencies.

In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Fund and its shareholders in connection with the New Advisory Agreement, the Board took into account information furnished at prior meetings of the Board, including at a Board meeting held on June 12–13, 2024 (the “June 2024 Meeting”) at which the Board considered and approved the renewal of the Prior Advisory Agreement. At the June 2024 Meeting, the Board received information regarding (i) the nature, extent, and quality of services provided to the Fund by the Adviser; (ii) a description of the Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business

TACTICAL DIVIDEND AND MOMENTUM FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

January 31, 2025

continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

In connection with its review of the New Advisory Agreement, the Board requested, and the Adviser provided, any updates to the foregoing information that was provided by the Adviser in connection with the renewal of the Prior Advisory Agreement. It was noted that the Adviser’s operating expense limitation agreement with respect to the Fund terminated effective as of December 1, 2024 and that, until November 30, 2024, the Adviser had contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund to ensure that total annual Fund operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi)   extraordinary expenses, such as litigation expenses) do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively.

At a Board meeting held on November 15, 2024 (the “November 2024 Meeting”), the Board met with representatives of the Adviser who made a presentation to, and responded to questions from, the Board with respect to the Transaction and the New Advisory Agreement. Throughout the process, including at the November 2024 Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from the Adviser. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services to be provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser. The Board noted that the information received and considered by the Board in connection with the December 2024 Meeting, the November 2024 Meeting, the June 2024 Meeting, and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the New Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials and considered information provided by the Adviser related to the New Advisory Agreement with the Trust with respect to the Fund, including: the New Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance, and operational services for the Fund; information regarding the financial condition of the Adviser; information regarding risk management processes and liquidity management; the compliance policies and procedures of the Adviser, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); the Adviser’s compliance resources and practices; information regarding the Adviser’s compliance and regulatory history; management’s discussion with respect to organizational update matters; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature and quality of services to be provided by the Adviser under the New Advisory Agreement, the Board considered the level and sophistication of the Adviser’s employees’ asset management, risk management, operations, and compliance experience.

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted the Trust’s CCO’s analysis that the Adviser’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s

TACTICAL DIVIDEND AND MOMENTUM FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

January 31, 2025

cybersecurity and business continuity policies and procedures. The Board further considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

The Board noted in particular that, upon the closing date of the Transaction (the “Closing Date”), the Adviser’s entire team, including all team members that provided services to the Fund prior to the Closing Date, continued to provide the same investment advisory services to the Fund pursuant to an interim investment advisory and would continue to provide such services pursuant to, and upon the effective date of, the New Advisory Agreement. The Board also considered the Adviser’s representation that its investment discipline, process, tools and models also will remain unchanged. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the New Advisory Agreement and that the nature, overall quality, and extent of the advisory services to be provided by the Adviser to the Fund under the New Advisory Agreement were expected to continue to be satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings, including the quarterly written reports containing the Adviser’s performance commentaries. Among other data, the Board considered that in connection with its approval of the Prior Advisory Agreement at the June 2024 Meeting, it had considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to the funds in its Peer Group.

The Board considered, among other performance data, the performance of the Fund for the one-year, three-year, five-year and since inception periods ended March 31, 2024 as compared to its benchmark index and the performance of the Fund’s Peer Group and Morningstar category for those periods. The Board considered that the Fund had outperformed the median of its Peer Group for the one - and three-year periods and underperformed the same for the five-year and since inception periods. The Board also considered that the Fund had outperformed the median of its Morningstar category for the one-, three- and five-year periods and underperformed the same for the since inception period. The Board further considered that the Fund had underperformed its benchmark index for the one- , three-, five-year, and since inception periods and noted that the Fund’s investment strategy and investment goal was not designed to primarily focus on outperformance relative to a benchmark.

The Board also considered the recent performance of the Fund which had been provided by the Adviser at the November 2024 Meeting. The Board considered that the Fund had underperformed its benchmark index for the three-month and nine-month periods ended September 30, 2024.

The Board took into account the Adviser’s discussion of the Fund’s performance history, including the factors that had contributed to any underperformance relative to peers, such as current market conditions and actions taken to address performance. The Board also took into account the Fund’s risk-adjusted returns and noted the Fund’s overall performance history as well as performance relative to peers in more recent time periods. The Board concluded that the overall performance of the Fund was satisfactory.

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser with respect to the Fund under the New Advisory Agreement, the Board noted that in connection with its approval of the Prior Advisory Agreement at the June 2024 Meeting it had considered and reviewed a comparison of the Fund’s contractual advisory fee and net expense ratio to those of the funds within its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third- party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the strategies of the funds in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser with respect to the Fund. The Board

TACTICAL DIVIDEND AND MOMENTUM FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

January 31, 2025

also took into account the Adviser’s discussion with respect to the fees and expenses relating to the Fund, including any actions taken to reduce Fund expenses.

The Board noted that the Fund’s contractual advisory fee was above the median of the Morningstar category and equal to the median of the Peer Group. The Board also noted that the Fund’s net total expenses were above the median of its Peer Group and Morningstar category, but was not the highest among the funds in its Peer Group or Morningstar category. The Board considered the potential impact on the Fund’s net total expenses of the recent termination of the operating expense limitation agreement with respect to the Fund. The Board took into account that the advisory fee for the Fund would not change from the advisory fee under the Prior Advisory Agreement. Based on the factors above, the Board concluded that the advisory fee payable to the Adviser by the Fund under the New Advisory Agreement was not unreasonable.

Profitability. The Board considered the Adviser’s anticipated profitability from the New Advisory Agreement and whether these profits were reasonable in light of the services to be provided to the Fund. The Board noted that in connection with its approval of the Prior Advisory Agreement at the June 2024 Meeting, it had considered and reviewed estimated profitability analyses prepared by the Adviser, which considered the total estimated profits, if any, of the Adviser from its relationship with the Fund. The Board noted that, according to the Adviser, the profitability analysis provided at the June 2024 Meeting continued to be appropriate given that the Adviser’s economic and cost structure have not changed materially since the June 2024 Meeting. The Board noted the direct and indirect costs of operating the Fund, and that factoring all applicable costs, the Adviser’s anticipated profitability from the New Advisory Agreement and related to the Fund as a whole was not expected to be excessive.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory fee did not currently have breakpoints with respect to the Fund. The Board considered the profitability analysis provided by the Adviser and the Adviser’s discussion of the Fund’s current asset levels and fee structure. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient size.

Other Benefits. The Board considered the character and amount of any other direct and incidental benefits received by the Adviser from its relationship with the Fund. The Board also considered that the Adviser did not believe it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, other than the benefits the Adviser believes it receives from the operation of the Fund because it allows for its investment strategies to be operated within the Fund rather than needing individual trades for each security in each client account. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the New Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the New Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders.

In considering the approval of the New Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year.

TACTICAL DIVIDEND AND MOMENTUM FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

January 31, 2025

Approval of Interim Advisory Agreement

At the November 2024 Meeting, the Board of the Trust, each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the approval of the Interim Advisory Agreement between VestGen, which is considered to be the successor entity of Hanlon (collectively with Hanlon, the “Adviser”) and the Trust on behalf of the Fund.

With respect to the Interim Advisory Agreement, the Board considered: (i) the Adviser would operate as a separate subsidiary from the other entities merging into VestGen Holdings; (ii) a representation that, after the closing of the Transaction, the Fund will continue to be managed and advised by the same portfolio management team; (iii) information regarding the terms of the Interim Advisory Agreement, including that such terms are substantially similar to those of the Prior Advisory Agreement; (iv) information confirming that the fee rate payable under the Interim Advisory Agreement will not increase as a result of the Transaction as compared to the rate under the Prior Advisory Agreement; (v) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Fund; and (vi) that no material changes to the Adviser’s management or operation are anticipated. In addition, the Board considered the Adviser’s discussion of the potential synergies with affiliates of VestGen Holdings, including branch offices and investment advisers, and their business experience and market knowledge, and the Adviser’s representation that the Transaction has the potential to benefit the Fund in the future through increased asset growth and opportunities for additional cost efficiencies.

In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Fund and its shareholders in connection with the Interim Advisory Agreement, the Board took into account information furnished at prior meetings of the Board, including at the June 2024 Meeting at which the Board considered and approved the renewal of the Prior Advisory Agreement. At the June 2024 Meeting, the Board received information regarding (i) the nature, extent, and quality of services provided to the Fund by the Adviser; (ii) a description of the Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund -related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

In connection with its review of the Interim Advisory Agreement, the Board requested, and the Adviser provided, any updates to the foregoing information that was provided by the Adviser in connection with the renewal of the Prior Advisory Agreement. It was noted that the Adviser’s operating expense limitation agreement with respect to the Fund would terminate effective as of December 1, 2024, unless otherwise renewed, and that, until November 30, 2024, the Adviser had contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund to ensure that total annual Fund operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively.

At the November 2024 Meeting, the Board met with representatives of the Adviser who made a presentation to, and responded to questions from, the Board with respect to the Transaction and the Interim Advisory Agreement. Throughout the process, including at the November 2024 Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from the Adviser. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services to be provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from Hanlon. The Board noted that the information received and considered

TACTICAL DIVIDEND AND MOMENTUM FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

January 31, 2025

by the Board in connection with the November 2024 Meeting, the June 2024 Meeting, and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Interim Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials and considered information provided by the Adviser related to the Interim Advisory Agreement with the Trust with respect to the Fund, including: the Interim Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance, and operational services for the Fund; information regarding the financial condition of the Adviser; information regarding risk management processes and liquidity management; the compliance policies and procedures of the Adviser, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j- 1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); the Adviser’s compliance resources and practices; information regarding the Adviser’s compliance and regulatory history; management’s discussion with respect to organizational update matters; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature and quality of services to be provided by VestGen under the Interim Advisory Agreement, the Board considered the level and sophistication of the Adviser’s employees’ asset management, risk management, operations, and compliance experience.

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted that VestGen would continue to utilize the same policies and procedures as Hanlon. The Board noted the Trust’s CCO’s analysis that the Adviser’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s cybersecurity and business continuity policies and procedures. The Board further considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

The Board noted in particular that, upon the Closing Date of the Transaction and the effective date of the Interim Advisory Agreement, the entire Hanlon team, including all team members currently providing services to the Fund, will move to VestGen and continue to provide the same investment advisory services to the Fund. The Board also considered the Adviser’s representation that its investment discipline, process, tools and models also will remain unchanged. The Board concluded that VestGen had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the Interim Advisory Agreement and that the nature, overall quality, and extent of the advisory services to be provided by VestGen to the Fund under the Interim Advisory Agreement were expected to be satisfactory and reliable.

With respect to the Interim Advisory Agreement, the Board also determined that the scope and quality of the services to be provided to the Fund under the Interim Advisory Agreement is at least equivalent to the scope and quality of services provided under the Prior Advisory Agreement with Hanlon.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings, including the quarterly written reports containing the Adviser’s performance commentaries. Among other data, the Board considered that in connection with its approval of the Prior Advisory Agreement at the June 2024 Meeting, it had considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations,

TACTICAL DIVIDEND AND MOMENTUM FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

January 31, 2025

including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to the funds in its Peer Group.

The Board considered, among other performance data, the performance of the Fund for the one-year, three-year, five-year and since inception periods ended March 31, 2024 as compared to its benchmark index and the performance of the Fund’s Peer Group and Morningstar category for those periods. The Board considered that the Fund had outperformed the median of its Peer Group for the one - and three-year periods and underperformed the same for the five-year and since inception periods. The Board also considered that the Fund had outperformed the median of its Morningstar category for the one-, three- and five-year periods and underperformed the same for the since inception period. The Board further considered that the Fund had underperformed its benchmark index for the one- , three-, five-year, and since inception periods and noted that the Fund’s investment strategy and investment goal was not designed to primarily focus on outperformance relative to a benchmark.

The Board also considered the recent performance of the Fund which had been provided by the Adviser at the November 2024 Meeting. The Board considered that the same portfolio manager would continue to be responsible for the day-to-day management of the Fund’s portfolio.

The Board took into account the Adviser’s discussion of the Fund’s performance history, including the factors that had contributed to any underperformance relative to peers, such as current market conditions and actions taken to address performance. The Board also took into account the Fund’s risk-adjusted returns and noted the Fund’s overall performance history as well as performance relative to peers in more recent time periods. The Board concluded that the overall performance of the Fund was satisfactory and that VestGen has the ability to manage the Fund successfully from a performance standpoint.

Fees and Expenses. Regarding the costs of the services to be provided by VestGen with respect to the Fund under the Interim Advisory Agreement, the Board noted that in connection with its approval of the Prior Advisory Agreement at the June 2024 Meeting it had considered and reviewed a comparison of the Fund’s contractual advisory fee and net expense ratio to those of the funds within its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third- party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the strategies of the funds in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser with respect to the Fund. The Board also took into account the Adviser’s discussion with respect to the fees and expenses relating to the Fund, including any actions taken to reduce Fund expenses.

The Board noted that the Fund’s contractual advisory fee was above the median of the Morningstar category and equal to the median of the Peer Group. The Board also noted that the Fund’s net total expenses were above the median of its Peer Group and Morningstar category, but was not the highest among the funds in its Peer Group or Morningstar category. The Board took into account that the advisory fee for the Fund would not change from the advisory fee under the Prior Advisory Agreement. The Board also noted the status of the Adviser’s operating expense limitation agreement with respect to the Fund, which would terminate effective as of December 1, 2024 unless otherwise renewed, and the impact, if any, on Fund expenses. Based on the factors above, the Board concluded that the advisory fee payable to the Adviser by the Fund under the Interim Advisory Agreement was not unreasonable.

Profitability. The Board considered the Adviser’s anticipated profitability and whether these profits were reasonable in light of the services to be provided to the Fund. The Board noted that in connection with its approval of the Prior Advisory Agreement at the June 2024 Meeting, it had considered and reviewed estimated profitability analyses prepared by the Adviser, which considered the total estimated profits, if any, of the Adviser from its relationship with the Fund. The Board noted that, according to the Adviser, the profitability analysis provided at the June 2024 Meeting continued to be appropriate given that the Adviser’s economic and cost structure have not changed materially since the June 2024 Meeting. The Board noted the direct and indirect costs of operating the Fund, including in the event the expense limitation agreement was not renewed, and that factoring all applicable costs, the Adviser’s anticipated profitability from the Interim Advisory Agreement and related to the Fund as a whole was not expected to be excessive.

TACTICAL DIVIDEND AND MOMENTUM FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

January 31, 2025

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory fee did not currently have breakpoints with respect to the Fund. The Board considered the profitability analysis provided by the Adviser and the Adviser’s discussion of the Fund’s current asset levels and fee structure. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient size.

Other Benefits. The Board considered the character and amount of any other direct and incidental benefits received by the Adviser from its relationship with the Fund. The Board also considered that the Adviser did not believe it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, other than the benefits the Adviser believes it receives from the operation of the Fund because it allows for its investment strategies to be operated within the Fund rather than needing individual trades for each security in each client account. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Interim Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Interim Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders.

Based on its evaluation of this information, the Board, comprised solely of Independent Trustees unanimously approved the Interim Advisory Agreement to remain in effect from the date of the closing of the Transaction until the earlier of (a) 150 days from the date of the termination of the Current Advisory Agreement or (b) the date on which the New Advisory Agreement is approved by a majority of the outstanding voting securities of the Fund.

In considering the approval of the Interim Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer
Date: 4/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer
Date: 4/4/2025

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer
Date: 4/4/2025